Condensed Financial Information of the Parent Company (Details) - Schedule of Balance Sheets (Parentheticals) - Parent Company [Member] - $ / shares	Sep. 30, 2023	Sep. 30, 2022
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in Dollars per share)	$ 0.000002	$ 0.000002
Common stock, shares authorized	25,000,000,000	25,000,000,000
Common stock, shares issued	25,926,155	23,618,037
Common stock, shares outstanding	25,926,155	23,618,037